PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2024	2023
Prepaid expenses	$6,677	$935,211
Rental and other deposits	139,038	139,660
Accounts receivable collected by other third parties	1,885,077	1,651,378
Others	10,320	5,516
Total prepaid expenses and other current assets	$2,041,112	$2,731,765

The Company assessed the collectability of prepaid expenses and other current assets, and the Company did not provide any allowance for credit losses. As of the date of these financial statements, the Company had collected substantially all the balance of accounts receivable as of June 30, 2024 and 2023, respectively.